Income taxes (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income as per deferred tax related to the origin and reversal of temporary differences	$ 24,029,239	$ 13,622,576	$ 6,881,063
Prior year adjustments	(1,106,853)	487,424	1,574,181
Effect of change in tax rates	0	0	0
Tax benefits (loss)	15,425,726	(2,447,694)	5,474,838
Total deferred tax expense	38,348,112	11,287,917	13,930,082
Current tax expense	(38,717,929)	(95,200,176)	(48,572,545)
Prior period adjustments	105,874	1,282,486	(765,957)
Total expenses (income) for current taxes	(38,612,055)	(93,917,690)	(49,338,502)
(Loss) Income from income tax	$ (263,943)	$ (82,629,773)	$ (35,408,420)